Equity and Share-Based Payments	6 Months Ended
Jun. 30, 2023
Equity and Share-Based Payments [Abstract]
Schedule of Options Were Granted

15. Equity and Share-based payments

Share capital

On February 7, 2023, the Group announced the consolidation of the Company’s issued and unissued share capital, par value $0.0001 per share, at a ratio of 1-for-20 (the “reverse stock split”), as well as an increase in share capital (the “share increase”). After giving effect to the reverse stock split and the share increase the Company’s authorized share capital was US$435,500, divided into 165,000,000 Class A ordinary shares of a par value of US$0.002 each (the “Class A Shares”), 2,500,000 Class B ordinary shares of a par value of US$0.002 each, 50,000,000 Class C ordinary shares of a par value of US$0.002 each and 250,000 preference shares of a par value of US$0.002 each. The reverse stock split and the share increase were approved by Cazoo’s shareholders at the extraordinary general meeting of shareholders held on February 7, 2023 with over 95% of those voting giving approval for all proposals. The reverse stock split became effective at 4:05 p.m. (ET) on February 8, 2023.

As a result of the reverse stock split, the number of Class A Shares issuable upon exercise of the Company’s (i) private warrants and (ii) public warrants was reduced at a ratio of 1-for-20, so that each warrant entitles a holder to purchase one twentieth (1/20th) of a Class A Share. The exercise price of each warrant was increased to $230.00 per share.

In addition, as a result of the reverse stock split, the number of Class A Shares issuable upon conversion of the Convertible Notes was reduced at a ratio of 1-for-20. Pursuant to and in accordance with the terms of the Indenture governing the Convertible Notes, the conversion rate of the Convertible Notes was reduced from 200 Class A Shares per $1,000 principal amount of Convertible Notes to 10 Class A Shares per $1,000 principal amount of Convertible Notes.

As at June 30, 2023, Cazoo had 38,764,228 Class A Shares outstanding (December 31, 2022: 768,797,693 Class A Shares outstanding not adjusted for the reverse stock split and 38,439,885 Class A Shares outstanding adjusted for reverse stock split).

Share-based payments charge

For the six months ended June 30, 2023, the Group recognized a net share-based payment charge of £1.8 million in the statement of profit or loss (six months ended June 30, 2022: £35.1 million). The Group also recognized a reversal of the share-based payment charge of £8.1m relating to the cancellation of shares by forfeiture.

The following movements in the share-based payments reserve (included in retained earnings) occurred during the period ended June 30, 2023:

£’000
At January 1, 2023	89,434
Adjustment to forfeiture rate	(2,156)
Share based payment charge – Incentive Equity Plan	12,026
Share based payment charge – SAYE scheme	93
Shares cancelled by forfeiture	(8,124)
At June 30, 2023	91,273

The following options were granted during the six months ended June 30, 2023:

Scheme	Number	Grant date	Expiry date
Incentive Equity Plan	335,456	01/01/2023	01/01/2033
Incentive Equity Plan – Executive Directors	786,668	01/01/2023	01/01/2033
Incentive Equity Plan	112,150	01/04/2023	01/04/2033

Employee share option fair value assessment

The following information is relevant in the determination of fair value of the employee share options granted during the six months ended June 30, 2023:

	Incentive Equity Plan[1]		Incentive Equity Plan – Executive Directors

Exercise price	£	Nil	£	Nil
Expected volatility		N/A		83.1%
Dividend yield		Nil		Nil
Risk free interest rate		N/A		3.74%
Fair value per share[1]		£1.98–2.73		£3.39 – 4.64

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.

The number of options outstanding as at June 30, 2023 was 3,667,396 (December 31, 2022: 3,152,072). The share option numbers give effect to the reverse stock split which became effective on February 8, 2023.

As a result of the reverse 1-for-20 stock split, the fair value of share options has been multiplied by a factor of 20. By making these adjustments, the fair value of the employees share options is maintained following the share split.